Cover	Jun. 06, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amendment to the Current Report on Form 8-K (this “Amendment”) amends the Current Report on Form 8-K filed by MasterBrand, Inc. (the “Company”) with the Securities and Exchange Commission on June 9, 2023 (the “Original Form 8-K”) relating to the Company’s Annual Meeting of Shareholders held on June 6, 2023 (the “Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision regarding how frequently it will hold future advisory votes on executive compensation. Except as set forth herein, no other changes have been made to the Original Form 8-K.
Document Period End Date	Jun. 06, 2023
Entity File Number	001-41545
Entity Registrant Name	MASTERBRAND, INC.
Entity Central Index Key	0001941365
Entity Tax Identification Number	88-3479920
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One MasterBrand
Entity Address, Address Line Two	Cabinets Drive
Entity Address, City or Town	Jasper
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47546
City Area Code	812
Local Phone Number	482-2527
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MBC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false